Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial assets [line items]
Current	$ 585,919	$ 708,809
Long-term investments	248,936	258,934
Total	834,855	967,743
Financial assets at amortized cost, category
Disclosure of detailed information about financial assets [line items]
Current	478,162	606,746
Long-term investments	248,936	258,934
Total	727,098	865,680
Time deposits and bonds
Disclosure of detailed information about financial assets [line items]
Current	478,742	607,806
Long-term investments	249,459	260,132
Total	728,201	867,938
Time deposits and bonds | Allowance for impairment
Disclosure of detailed information about financial assets [line items]
Current	(580)	(1,060)
Long-term investments	(523)	(1,198)
Total	(1,103)	(2,258)
Time deposits
Disclosure of detailed information about financial assets [line items]
Current	288,387	314,495
Long-term investments	108,000	100,000
Total	396,387	414,495
Bonds
Disclosure of detailed information about financial assets [line items]
Current	190,355	293,311
Long-term investments	141,459	160,132
Total	331,814	453,443
Investment funds
Disclosure of detailed information about financial assets [line items]
Current	107,757	102,063
Long-term investments	0	0
Total	$ 107,757	$ 102,063